Transamerica Life Insurance Company
Administrative Office:
PO Box 9008
Clearwater, FL  33758-9008





October 6, 2008





VIA EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:   Transamerica Life Insurance Company
           Separate Account VL
           Pre-effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-153817)

Commissioners:

     On behalf of Transamerica Life Insurance Company ("Company") and Separate Account VL ("Separate Account"), I hereby certify that the form of prospectus supplement dated October 3, 2008 that would have been filed pursuant to paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced pre-effective amendment No. 1 to the registration statement on Form S-6 for the Separate Account. That pre-effective amendment to the registration statement was filed electronically with the Commission on October 3, 2008.

     Please call the undersigned at (727) 299-1635 if you have any questions or comments regarding this transmittal.



                                   Sincerely,





                                Steven R. Shepard
                    Vice President, Division General Counsel
                              & Assistant Secretary